Prepaid Expenses, Taxes and Other Current Assets -Schedule of Prepaid Expenses, Taxes and Other Current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses Taxes And Other Current Assets
Advance payment to suppliers	$ 96,717
Prepaid expenses		12,000
Prepaid expenses, taxes and other current assets	$ 96,717	$ 12,000